Biological assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of biological assets [Line Items]
Balance	$ 4,000,198		$ 3,795,254
Increase due to purchases		$ 1,483,795	1,212,167
Sales		(20,966)	(73,409)
Net increase due to births		2,772,155	2,646,192
Production cost		37,462,969	34,656,131
Depreciation		(2,565,283)	(2,262,245)
Transfers to inventories		(39,294,368)	(36,029,556)
Other		261,829	(82,386)
Balance		4,000,198
Current Reported
Disclosure of biological assets [Line Items]
Balance	4,004,198
Increase due to purchases	1,269,663
Sales	(46,866)
Net increase due to births	3,461,196
Production cost	44,853,933
Depreciation	(2,784,562)
Transfers to inventories	(45,712,160)
Other	82,347
Balance	5,127,749	4,004,198
Current biological assets [member]
Disclosure of biological assets [Line Items]
Balance	2,012,668		2,073,526
Increase due to purchases		686,756	510,403
Sales		0	0
Net increase due to births		264,386	267,773
Production cost		35,585,551	32,894,675
Depreciation		0	0
Transfers to inventories		(36,786,599)	(33,651,137)
Other		219,340	(52,003)
Balance		2,012,668
Current biological assets [member] | Current Reported
Disclosure of biological assets [Line Items]
Balance	2,012,668
Increase due to purchases	429,551
Net increase due to births	377,449
Production cost	42,518,242
Transfers to inventories	(42,628,413)
Other	60,115
Balance	2,769,612	2,012,668
Non-current biological assets [member]
Disclosure of biological assets [Line Items]
Balance	1,991,530	1,818,911	1,721,728
Increase due to purchases		797,039	701,764
Sales		(20,966)	(73,409)
Net increase due to births		2,507,769	2,378,419
Production cost		1,877,418	1,761,456
Depreciation		(2,565,283)	(2,262,245)
Transfers to inventories		(2,507,769)	(2,378,419)
Other		42,479	(30,383)
Balance		1,991,530	$ 1,818,911
Non-current biological assets [member] | Current Reported
Disclosure of biological assets [Line Items]
Balance	1,991,530
Increase due to purchases	840,112
Sales	(46,866)
Net increase due to births	3,083,747
Production cost	2,335,691
Depreciation	(2,784,562)
Transfers to inventories	(3,083,747)
Other	22,232
Balance	$ 2,358,137	$ 1,991,530